Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2017
Summarized Financial Information for Affiliates, Statements of Income

	Millions of yen
	2015
Operating information
Operating revenues	¥	1,229,153
Operating income		148,515
Income from continuing operations		48,076
Net income		48,076
Net income attributable to shareholders’ of the affiliates		48,725

	Millions of yen
	2016
Operating information
Operating revenues	¥	1,479,223
Operating income		144,668
Income from continuing operations		38,317
Net income		38,317
Net income attributable to shareholders’ of the affiliates		35,618

	Millions of yen
	2017
Operating information
Operating revenues	¥	1,145,804
Operating income		97,844
Income from continuing operations		150,766
Net income		150,766
Net income attributable to shareholders’ of the affiliates		151,656

Summarized Financial Information for Affiliates, Balance Sheets

Millions of yen
2016
Balance sheet information
Current assets	¥1,615,276
Non-current assets	2,229,766
Current liabilities	1,481,985
Long-term liabilities	1,549,242
Equity	813,815
Noncontrolling interests	26,453

Millions of yen
2017
Balance sheet information
Current assets	¥1,661,042
Non-current assets	1,987,091
Current liabilities	1,595,153
Long-term liabilities	1,263,543
Equity	789,437
Noncontrolling interests	2,441